Fixed Assets - Summary of Fixed Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Disposals	R$ 3	R$ 36